VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.9

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	3	30.00%
Delinquency, No Missing Data	7	70.00%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	10	100.00%